Loan Sales and Variable Interest Entities - Additional Information (Detail) - Jumbo Mortgage Loan Financing [Member] - Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member] - USD ($)
$ in Millions
12 Months Ended
	Sep. 30, 2013	Dec. 31, 2016	Dec. 31, 2015
Mortgage Loans on Real Estate [Line Items]
Certificates issued	$ 537.0	$ 208.8	$ 111.0
Weighted yield	3.90%
Fair value of certificates retained	$ 366.8	$ 8.9